Deposits (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Maintenance guarantee	R$ 164,314	R$ 231,222
Maintenance reserve	880,653	903,167
Legal proceedings contingent liability [member]
IfrsStatementLineItems [Line Items]
Blocked amounts under judicial deposits	47,754	51,577
Third Party Claim Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Blocked amounts under judicial deposits	R$ 70,904	R$ 100,427